Other current assets - Schedule of other current assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other current assets
Value-added tax recoverable	¥ 117,641,965		¥ 135,525,526
Interest receivable	23,905,481		55,823,507
Funds receivable from third party payment service providers	34,760,282		28,529,970
Content rights	1,084,364		1,276,545
Others	7,872,081		10,198,320
Total	¥ 185,264,173	$ 26,492,424	¥ 231,353,868